Capital Management - Components of Ratios (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted EBITDA	$ 1,290	$ 1,294
Net debt	4,325	4,559
Adjusted finance costs	213	194
Adjusted capital	$ 12,603	$ 12,783
Net debt to adjusted EBITDA	3.35	3.52
Adjusted EBITDA to adjusted finance costs	6.06	6.67
Net debt to adjusted capital	34.30%	35.70%
Fixed-rate debt obligations as a percentage of total debt obligations	83.70%	91.60%